Share based payments - Option activity (Details)	12 Months Ended
Dec. 31, 2022 shares £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	8,265,900
Granted (in shares) | shares	3,173,725
Exercised (in shares) | shares	(1,407,378)
Forfeited/Replaced (in shares) | shares	(222,459)
Ending balance (in shares) | shares	9,809,788
Exercisable (in shares) | shares	4,744,314
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.02
Granted, weighted average exercise price (GBP per share) | £ / shares	0.07
Exercised, weighted average exercise price (GBP per share) | £ / shares	0.02
Forfeited/Replaced, weighted average exercise price (GBP per share) | £ / shares	0.02
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.04
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.02
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	877,704
Ending balance (in shares) | shares	877,704
Exercisable (in shares) | shares	0
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0
Granted, weighted average exercise price (GBP per share) | £ / shares	0
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0